Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Inventories
Finished goods	€ 1,260,470	€ 1,232,702
Health care supplies	437,373	451,316
Raw materials and purchased components	369,815	361,804
Work in process	148,743	133,353
Inventories	€ 2,216,401	€ 2,179,175